Leases - Summary of Future Minimum Payment Obligations and Receivables (Detail) - IAS 17 [member] kr in Millions	Dec. 31, 2018 SEK (kr)
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	kr 13,369
Future minimum lease payment receivables	605
2019 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	3,088
Future minimum lease payment receivables	105
2020 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	2,603
Future minimum lease payment receivables	100
2021 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	2,126
Future minimum lease payment receivables	101
2022 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	1,311
Future minimum lease payment receivables	98
2023 [member]
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	1,033
Future minimum lease payment receivables	97
2024 and later
Disclosure Of Financial Lease And Operating Lease By Lessor [Line Items]
Future minimum lease payment obligations	3,208
Future minimum lease payment receivables	kr 104